Revenue from Contracts with Customers: Commercial services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue from Contracts with Customers:
Commercial services	$ 2,544,474	$ 4,265,669	$ 4,121,709
Duty free shops
Revenue from Contracts with Customers:
Commercial services	991,833	1,785,508	1,861,116
Food and beverage
Revenue from Contracts with Customers:
Commercial services	449,340	820,001	738,371
Advertising revenues
Revenue from Contracts with Customers:
Commercial services	92,683	187,192	161,214
Car rental companies
Revenue from Contracts with Customers:
Commercial services	485,725	673,969	611,864
Banking and currency exchange services
Revenue from Contracts with Customers:
Commercial services	72,563	115,927	119,855
Teleservices
Revenue from Contracts with Customers:
Commercial services	15,174	16,038	14,139
Ground transportations
Revenue from Contracts with Customers:
Commercial services	49,721	98,033	76,106
Other services
Revenue from Contracts with Customers:
Commercial services	$ 387,435	$ 569,001	$ 539,044